Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Unrealized loss on certain investments, tax					$ 0	$ 0	$ 0
Unrealized gain/(loss) arising during period, tax	$ 3	$ 12	$ 22	$ 7	11	12	16
Reclassification adjustment for (gain)/loss included in net earnings, tax	(6)	0	(8)	1	1	3	2
Net actuarial gain/(loss) arising during the period, tax	0	0	17	2	13	(22)	(32)
Amortization of actuarial loss included in net periodic pension cost, tax	(8)	1	(20)	1	0	(11)	(8)
Settlements included in net (loss)/income, tax					0	0	2
Amortization of prior service credits included in net periodic pension cost, tax	8	6	20	12	1	2	1
Prior service cost/(credit) arising during the period, tax					0	0	0
Pension and postretirement (cost)/benefit related to our equity method investments, tax	$ 0	$ 0	$ (3)	$ 0	$ 0	$ 0	$ 2